Income Taxes (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 639,100	$ 75,700
Derivative liability	10,421	0
Total deferred tax assets before valuation allowance:	649,521	75,700
Valuation allowance	(639,100)	(75,700)
Deferred tax assets, net of valuation allowance	10,421	0
Deferred tax liabilities:
Convertible debt	(10,421)	0
Total deferred tax liabilities	(10,421)	0
Net deferred tax asset (liability)	$ 0	$ 0